Related Parties - Additional Information (Detail)											1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($) shares	Nov. 03, 2016 USD ($)	Oct. 31, 2016 USD ($)	Aug. 10, 2016	Apr. 21, 2016 USD ($)	Mar. 20, 2016 USD ($)	Feb. 15, 2016 USD ($)	May 02, 2015 USD ($)	Dec. 13, 2012 USD ($)	Nov. 19, 2012	Apr. 30, 2020 USD ($) Shareholder	Oct. 31, 2019 USD ($)	Jan. 31, 2019 shares	Mar. 31, 2018 USD ($)	Jan. 31, 2016 USD ($) shares	Nov. 30, 2012	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of promissory notes											2
Payment of outstanding principal and accrued interest																					$ 7,000	$ 449,000
Convertible preferred stock issued | shares																	0		0		0
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount											$ 300,000
Number of stockholders | Shareholder											2
Debt instrument interest amount											$ 25,000
Debt instrument, maturity date											Jun. 13, 2020
Number of days post merger that amounts are due											15 days
Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares | shares																	675,480	16,158	675,480	21,885	152,594
Lordship Ventures Histogen Holdings LLC [Member]
Related Party Transaction [Line Items]
Percentage of outstanding voting shares controlled																			19.00%		28.00%	29.00%
Interest expense																						$ 23,000
Past due compensation					$ (50,000)	$ (25,000)	$ (25,000)
Debt instrument, related party interest rate					10.00%	10.00%	10.00%
Lordship Ventures Histogen Holdings LLC [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date				Feb. 01, 2018
Shares, Issued | shares													114,445
Past due compensation									$ (2,600,000)
Debt instrument, related party interest rate									10.00%
Lordship Ventures Histogen Holdings LLC [Member] | Lordship Indemnification [Member] | Private Histogen [Member]
Related Party Transaction [Line Items]
Cash payment upon meeting additional capitalization threshold								$ 300,000
Additional accumulated capital for payment to be made								$ 10,000,000
Lordship Ventures Histogen Holdings LLC [Member] | Lordship Indemnification [Member] | Series B Convertible Preferred Stock [Member] | Private Histogen [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares | shares															64,539
Stock issued during period, shares | shares													16,413
Lordship Ventures Histogen Holdings LLC [Member] | Success Fee Agreement [Member]
Related Party Transaction [Line Items]
Minimum percentage of asset or equity engaged in merger or sale transaction																90.00%
Related party expense recognized																	$ 4,000.0	$ 2,000.0	$ 100,000	$ 800,000	$ 923,000	41,000
Lordship Ventures Histogen Holdings LLC [Member] | Success Fee Agreement [Member] | Private Histogen [Member]
Related Party Transaction [Line Items]
Minimum percentage of asset or equity engaged in merger or sale transaction										90.00%
Description of related party transaction																			In November 2012, Private Histogen entered into a Strategic Relationship Success Fee Agreement with Lordship (the “Success Fee Agreement”). The Success Fee Agreement causes certain payments to be made from the Company to Lordship equal to 1% of certain product revenues and 10% of certain license and royalty revenues. The Success Fee Agreement also stipulates that if the Company engages in a merger or sale of all or substantially all (defined as 90% or more) of its assets or equity to a third party, then the Company has the option to terminate the agreement by paying Lordship the fair market value of future payments with the minimum payment being at least equal to the most recent annual payments Lordship has received.		In November 2012, Private Histogen entered into a Strategic Relationship Success Fee Agreement with Lordship (the “Success Fee Agreement”). The Success Fee Agreement causes certain payments to be made from the Company to Lordship equal to 1% of certain product revenues and 10% of certain license and royalty revenues. The Success Fee Agreement also stipulates that if the Company engages in a merger or sale of all or substantially all (defined as 90% or more) of its assets or equity to a third party, then the Company has the option to terminate the agreement by paying Lordship the fair market value of future payments with the minimum payment being at least equal to the most recent annual payments Lordship has received.
Lordship Ventures Histogen Holdings LLC [Member] | Allergan License Transfer Agreements [Member]
Related Party Transaction [Line Items]
Amount due to related parties																	14,000		$ 14,000		$ 16,000	170,000
Lordship Ventures Histogen Holdings LLC [Member] | License And Royalty Revenue [Member] | Success Fee Agreement [Member] | Private Histogen [Member]
Related Party Transaction [Line Items]
Success fee percentage to be paid on certain product revenues																1.00%
Success fee percentage to be paid on certain license and royalty revenues										10.00%
Lordship Ventures Histogen Holdings LLC [Member] | Production Revenue [Member] | Success Fee Agreement [Member] | Private Histogen [Member]
Related Party Transaction [Line Items]
Success fee percentage to be paid on certain product revenues										1.00%
Success fee percentage to be paid on certain license and royalty revenues																10.00%
Lordship Ventures Histogen Holdings LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares, Issued | shares													152,594
Lordship Ventures Histogen Holdings LLC [Member] | Common Stock [Member] | Lordship Indemnification [Member] | Private Histogen [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares | shares													21,885
Stephen Chang [Member]
Related Party Transaction [Line Items]
Bonus for the deferment of payment																					91,000	132,000
Accrued payables for consulting compensation																					0	100,000
Stephen Chang [Member] | General and Administrative [Member]
Related Party Transaction [Line Items]
Consulting service expenses																	$ 0	$ 100,000	$ 15,000,000,000	$ 100,000
Dr. Naughton [Member]
Related Party Transaction [Line Items]
Bonus for the deferment of payment			$ 23,000											$ 98,000								68,000
Deferred Compensation Agreement payment		$ 88,000
Payment due date		Jul. 25, 2018
Additional Compensation		$ 10,000
Dr. Naughton [Member] | Bridge Loan [Member]
Related Party Transaction [Line Items]
Advances from related party															$ 7,000
Debt instrument, related party interest rate															1000.00%
Payment of outstanding principal and accrued interest												$ 9,000
Dr. Naughton [Member] | Unpaid Amount [Member]
Related Party Transaction [Line Items]
Consulting service expenses																						0	$ 68,000
Dr. Naughton [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Past due compensation			229,000
Eileen Brandt [Member]
Related Party Transaction [Line Items]
Bonus for the deferment of payment																					18,000
Promissory note issued to related party			23,000
Amount of bonus for deferment of payment to employee			$ 3,000
Dr. David Crean [Member]
Related Party Transaction [Line Items]
Bonus for the deferment of payment																					20,000	93,000
Accrued payables to related party																					0	20,000
Clinica [Member]
Related Party Transaction [Line Items]
Licensing deposit liability	$ 150,000
Amount of expensed fair value of convertible preferred stock issued excluded licensing deposit liability																						363,000
Clinica [Member] | Convertible Preferred Stock Series D [Member]
Related Party Transaction [Line Items]
Convertible preferred stock issued | shares	341,667
Anti-Cancer Inc.[Member]
Related Party Transaction [Line Items]
Outstanding amounts owed to related party																					$ 22,000	$ 22,000